Fair Value Disclosure - Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 55,225	$ 53,816
Change in estimated fair value	$ 2,940	$ 1,409
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income (Expense)	Nonoperating Income (Expense)
Repayment of principal and interest	$ (58,165)	$ 0
Ending balance	$ 0	$ 55,225